Bank loan (Details) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Bank loan [Abstract]
Proceeds from bank loan	$ 9,804	60,000	50,000
Interest rate at period end	7.20%	7.20%